Fair Value Measurements - Assets measured at fair value on a non-recurring basis and related impairment charges (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	$ 10,418	$ 10,567
Impairment Charges		25	32	$ 80
Non-Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments		12	89
Mortgage and other loans receivable			15
Other assets		0	14
Total		12	118
Impairment Charges		25	7	82
Non-Recurring Basis | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges		25	6	77
Non-Recurring Basis | Other Invested Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges		0	1	$ 5
Non-Recurring Basis | Asset Class to Loans Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		163
Non-Recurring Basis | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments		0	0
Mortgage and other loans receivable			0
Other assets		0	0
Total		0	0
Non-Recurring Basis | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments		0	0
Mortgage and other loans receivable			0
Other assets		0	14
Total		0	14
Non-Recurring Basis | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments		12	89
Mortgage and other loans receivable			15
Other assets		0	0
Total		$ 12	$ 104

[1]	See Note 9 for details of balances associated with variable interest entities